Offerings - Offering: 1	Aug. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	43,401,574
Proposed Maximum Offering Price per Unit	51.95
Maximum Aggregate Offering Price	$ 2,254,711,769.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 311,375.70
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also include such additional indeterminate number of shares of common stock of SLB Limited (SLB N.V.) ("SLB") that may become issuable under the 2017 SLB Omnibus Stock Incentive Plan (as amended and restated, the "Plan") as a result of stock splits, stock dividends or similar transactions. The amount includes 3,401,574 shares of common stock that were subject to awards that expired, were cancelled, forfeited or otherwise terminated without shares being issued and are available for future grants under the Plan. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h)(1) of the Securities Act, based on the average of the high and low prices for shares of common stock of SLB reported on the New York Stock Exchange on August 10, 2026.